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					UNITED STATES
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			SECURITIES AND EXCHANGE COMMISSION
hours per response.........................24.60
					Washington, D.C. 20549






SEC USE ONLY
					    FORM 13F




















INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANGERS PURSUANT
TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


Report for the Calendar Year or Quarter Ended
 September 30,
20
07
..
















(Please read instructions before preparing form.)

  If amended report check here:


David Vaughan Investments, Inc
Name of Institutional Investment Manager  (
5823 N. Forest Park Drive
Peoria
IL
61614
                    1?????????????
Business Address(Street)	(City)  (State) (Zip)     2
Lawrence Williams IV, 309-685-0033, President
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


ATTENTION

Intentional misstatements or omissions of facts constitute Federal Criminal Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained herein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused
This  report  to  be  signed  on its  behalf  in the City of
Peoria
and State of
Illinois
 on   the
15th
day of
 November
,20
07
..











David Vaughan Investments, Inc.

(Name of Institutional Investment Manager)

Lawrence Williams IV

(Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment
Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).
13F File Numbers will be assigned to Institutional Investment
Managers after they file their first report.

Name:
13F File No.:
(
Name:
13F File No.: (
1.
?????

?????
3
6.
?????

?????
  3
2.
?????

?????

7.
?????

?????

3.
?????

?????

8.
?????

?????

4.
?????

?????

9.
?????

?????

5.
?????

?????

10
?????

?????












(SEC USE ONLY)




Name of Reporting Manager   David Vaughan Investments, Inc.

         |











         |






Item 6:








Item 5:
Investment Discretion

Item 8:


Item 3:
Item 4:
Shares of

(b) Shared-

Item 7:
Voting Authority (Shares)
Item 1:
Item 2:
CUSIP
Fair Market
Principal

As Defined
(c) Shared-
Managers



Name of Issuer
Title of Class
Number
Value
Amount
(a) Sole
in Instr. V
Other
See Instr. V
(a) Sole
(b) Shared
(c) None












3M COMPANY
Common Stk
88579Y101
5,664,447
60,531
60,531



59,731

              800
ABBOTT LABORATORIES
Common Stk
002824100
5,794,874
108,073
108,073



106,173

           1,900
AGL RESOURCES INC
Common Stk
001204106
11,570,902
292,047
292,047



287,747

           4,300
ALCOA INC
Common Stk
013817101
10,679,369
272,990
272,990



267,990

           5,000
ALLSTATE CORP
Common Stk
020002101
7,012,295
122,614
122,614



119,688

           2,926
ALLTEL CORP
Common Stk
020039103
7,229,648
103,755
103,755



101,755

           2,000
AMEREN CORPORATION
Common Stk
023608102
10,584,000
201,600
201,600



197,985

           3,615
AMERICAN ELECTRIC POWER
Common Stk
025537101
10,114,053
219,489
219,489



216,589

           2,900
AMERICAN EXPRESS CO
Common Stk
025816109
3,333,032
56,140
56,140



56,140

                   -
AMGEN INC
Common Stk
031162100
8,972,842
158,615
158,615



155,415

           3,200
ANHEUSER BUSCH COS INC
Common Stk
035229103
10,061,187
201,264
201,264



198,464

           2,800
AT&T INC
Common Stk
00206R102
25,451,583
601,550
601,550



590,811

         10,739
AVON PRODS INC
Common Stk
054303102
463,496
12,350
12,350



10,350

           2,000
BAKER HUGHES INC
Common Stk
057224107
15,419,201
170,623
170,623



167,323

           3,300
BANK OF AMERICA CORP
Common Stk
060505104
17,565,896
349,431
349,431



344,261

           5,170
BANK OF NEW YORK MELLON CORP
Common Stk
064058100
11,144,997
252,492
252,492



249,633

           2,859
BARD C R INC
Common Stk
067383109
1,616,523
18,330
18,330



17,530

              800
BAXTER INTERNATIONAL INC
Common Stk
071813109
15,420,439
273,995
273,995



268,295

           5,700
BEAR STEARNS COMPANIES INC
Common Stk
073902108
1,490,668
12,138
12,138



11,930

              208
BEMIS COMPANY
Common Stk
081437105
356,132
12,234
12,234



12,234

                   -
BERKSHIRE HATHAWAY CL A
Common Stk
084990175
237,020
200
200



200

                   -
BERKSHIRE HATHAWAY CL B
Common Stk
084670207
205,504
52
52



52

                   -
BLACK & DECKER CORP
Common Stk
091797100
9,746,100
117,000
       117,000



115,000

           2,000
BLOCK H & R INC
Common Stk
093671105
1,275,036
60,200
         60,200



59,400

              800
BOEING CO
Common Stk
097023105
5,191,567
49,448
         49,448



48,048

           1,400
BP PLC-SPONS ADR
Common Stk
055622104
8,841,709
127,494
       127,494



125,556

           1,938
BRISTOL MYERS SQUIBB CO
Common Stk
110122108
457,172
15,863
         15,863



15,863

                   -
CATERPILLAR INC
Common Stk
149123101
10,569,907
134,769
       134,769



133,769

           1,000
CH ROBINSON WORLDWIDE INC
Common Stk
12541W209
470,369
8,664
           8,664



8,664

                   -
CHEVRON CORPORATION
Common Stk
166764100
14,989,083
160,174
       160,174



158,826

           1,348
CISCO SYSTEMS INC
Common Stk
17275R102
19,173,797
578,746
       578,746



569,446

           9,300
CITADEL BROADCASTING CORP
Common Stk
17285t106
60,753
14,604
         14,604



14,315

              289
CITIGROUP INC
Common Stk
172967101
13,766,513
294,976
       294,976



288,845

           6,131
CLOROX COMPANY
Common Stk
189054109
365,940
6,000
           6,000



5,700

              300
COCA COLA CO
Common Stk
191216100
11,617,905
202,156
       202,156



199,356

           2,800
COMMERCE BANCSHARES INC
Common Stk
200525103
1,156,703
25,206
         25,206



25,206

                   -
CONOCOPHILLIPS
Common Stk
20825C104
19,268,499
219,534
       219,534



215,408

           4,126
CONSOLIDATED EDISON INC
Common Stk
209115104
9,317,513
201,242
       201,242



198,842

           2,400
CVS CAREMARK CORP
Common Stk
126650100
12,998,799
328,004
       328,004



322,704

           5,300
DARDEN RESTAURANTS INC
Common Stk
237194105
282,555
6,750
           6,750



6,750

                   -
DEERE & CO
Common Stk
244199105
20,591,791
138,740
       138,740



136,140

           2,600
DOMINION RESOURCES INC
Common Stk
25746U109
12,272,310
145,579
       145,579



142,838

           2,741
DOW CHEMICAL
Common Stk
260543103
9,285,780
215,647
       215,647



211,847

           3,800
DPL INC
Common Stk
233293109
3,913,780
149,040
       149,040



148,040

           1,000
DTE ENERGY COMPANY
Common Stk
233331107
8,650,754
178,587
       178,587



176,387

           2,200
DU PONT E I DE NEMOURS
Common Stk
263534109
414,916
8,372
           8,372



8,372

                   -
DUKE ENERGY HOLDING CORP
Common Stk
26441C105
9,467,404
506,549
       506,549



498,169

           8,380
EDISON INTERNATIONAL
Common Stk
281020107
302,258
5,451
           5,451



5,451

                   -
EDWARDS AG INC
Common Stk
281760108
464,813
5,550
           5,550



5,550

                   -
ELI LILLY & CO
Common Stk
532457108
3,159,957
55,506
         55,506



55,106

              400
EMERSON ELECTRIC CO
Common Stk
291011104
10,211,747
191,878
       191,878



188,978

           2,900
EMPIRE DISTRICT ELECTRIC CO
Common Stk
291641108
298,188
13,200
         13,200



12,900

              300
ENERGY EAST CORPORATION
Common Stk
29266M109
8,160,065
301,666
       301,666



295,069

           6,597
ENTERGY CORP
Common Stk
29364G103
4,952,643
45,735
         45,735



45,035

              700
EXELON CORPORATION
Common Stk
30161N101
19,756,754
262,165
       262,165



258,065

           4,100
EXXON MOBIL CORPORATION
Common Stk
30231G102
29,209,689
315,576
       315,576



307,192

           8,384
FANNIE MAE
Common Stk
313586109
617,282
10,151
         10,151



9,851

              300
FEDERAL SIGNAL CORP
Common Stk
313855108
231,936
15,100
         15,100



15,100

                   -
FORD MOTOR COMPANY
Common Stk
345370860
340,087
40,057
         40,057



40,057

                   -
GENERAL ELECTRIC CO
Common Stk
369604103
22,716,329
548,704
       548,704



541,378

           7,326
GENERAL MILLS INC
Common Stk
370334104
9,711,454
167,410
       167,410



165,910

           1,500
GENUINE PARTS CO
Common Stk
372460105
10,742,500
214,850
       214,850



211,850

           3,000
GENWORTH FINANCIAL INC
Common Stk
37247D106
8,186,472
266,400
       266,400



263,400

           3,000
GOLDMAN SACHS GROUP INC
Common Stk
38141G104
10,937,136
50,462
         50,462



49,162

           1,300
GREAT PLAINS ENERGY INC
Common Stk
391164100
6,581,702
228,452
       228,452



226,352

           2,100
HAWAIIAN ELEC INDS
Common Stk
419870100
230,864
10,634
         10,634



9,034

           1,600
HEWLETT PACKARD CO
Common Stk
428236103
20,980,759
421,385
       421,385



414,800

           6,585
HOME DEPOT INC
Common Stk
437076102
9,198,342
283,549
       283,549



279,549

           4,000
HONEYWELL INTERNATL INC
Common Stk
438516106
13,395,082
225,241
       225,241



220,341

           4,900
INTEGRYS ENERGY GROUP INC
Common Stk
45822P105
10,316,134
201,369
       201,369



197,969

           3,400
INTEL CORPORATION
Common Stk
458140100
13,129,415
507,711
       507,711



499,411

           8,300
INTERNATIONAL PAPER CO
Common Stk
460146103
697,313
19,440
         19,440



19,440

                   -
INTL BUSINESS MACHINES CORP
Common Stk
459200101
17,505,551
148,604
       148,604



145,504

           3,100
JOHNSON & JOHNSON
Common Stk
478160104
18,369,786
279,601
       279,601



275,701

           3,900
JOHNSON CONTROLS INC
Common Stk
478366107
13,242,044
112,116
       112,116



109,816

           2,300
JP MORGAN CHASE & CO
Common Stk
46625H100
17,828,699
389,103
       389,103



382,069

           7,034
KIMBERLY CLARK CORP
Common Stk
494368103
11,663,441
166,004
       166,004



164,004

           2,000
LEHMAN BROTHERS HOLDINGS
Common Stk
524908100
849,405
13,760
         13,760



13,760

                   -
LOCKHEED MARTIN CORP
Common Stk
539830109
564,148
5,200
           5,200



4,700

              500
MANULIFE FINANCIAL CORP
Common Stk
56501R106
344,521
8,350
           8,350



8,350

                   -
MARATHON OIL CORPORATION
Common Stk
565849106
945,392
16,580
         16,580



14,780

           1,800
MASCO CORP
Common Stk
574599106
6,511,535
281,033
       281,033



276,733

           4,300
MCCORMICK & CO INC
Common Stk
579780206
9,899,376
275,212
       275,212



267,812

           7,400
MCDONALDS CORPORATION
Common Stk
580135101
316,471
5,810
           5,810



5,810

                   -
MEDTRONIC INC
Common Stk
585055106
308,337
5,466
           5,466



5,466

                   -
MERRILL LYNCH & CO INC
Common Stk
590188108
10,406,880
146,000
       146,000



143,950

           2,050
MICROSOFT CORP
Common Stk
594918104
13,592,599
461,392
       461,392



455,092

           6,300
MONSANTO CO
Common Stk
61166W101
6,088,134
71,007
         71,007



68,327

           2,680
MORGAN STANLEY
Common Stk
617446448
3,923,388
62,276
         62,276



61,376

              900
NATIONAL CITY CORP
Common Stk
635405103
2,280,729
90,902
         90,902



88,602

           2,300
NATIONAL FUEL GAS CO
Common Stk
636180101
13,519,992
288,827
       288,827



283,627

           5,200
NEW JERSEY RESOURCES CORP
Common Stk
646025106
10,482,037
211,374
       211,374



208,074

           3,300
NORFOLK SOUTHERN CORP
Common Stk
655844108
11,288,764
217,468
       217,468



213,168

           4,300
OCCIDENTAL PETROLEUM CORP
Common Stk
674599105
208,260
3,250
           3,250



2,350


OLIN CORP
Common Stk
680665205
226,399
10,116
         10,116



10,116

                   -
ORACLE CORP
Common Stk
68389X105
398,360
18,400
         18,400



18,400

                   -
PACCAR INC
Common Stk
693718108
300,506
3,525
           3,525



3,525

                   -
PEPSICO INC
Common Stk
713448108
14,195,353
193,767
       193,767



192,067

           1,700
PFIZER INC
Common Stk
717081103
12,746,882
521,772
       521,772



514,794

           6,978
PIEDMONT NATURAL GAS CO
Common Stk
720186105
7,614,815
303,500
       303,500



298,000

           5,500
PITNEY BOWES INC
Common Stk
724479100
338,379
7,450
           7,450



7,450

                   -
PPG INDUSTRIES INC
Common Stk
693506107
318,821
4,220
           4,220



4,220

                   -
PPL CORPORATION
Common Stk
69351T106
3,263,594
70,488
         70,488



70,088

              400
PROCTER & GAMBLE CO
Common Stk
742718109
17,354,718
246,726
       246,726



243,926

           2,800
PUGET ENERGY INC
Common Stk
745310102
4,103,619
167,700
       167,700



165,400

           2,300
QUESTAR CORP
Common Stk
748356102
6,867,982
130,744
       130,744



128,044

           2,700
RLI CORP
Common Stk
749607107
8,027,638
141,531
       141,531



126,939

         14,592
ROYAL DUTCH SHELL PLC A
Common Stk
780259206
542,388
6,600
           6,600



6,600

                   -
SCANA CORP
Common Stk
80589M102
10,417,302
268,903
       268,903



265,203

           3,700
SCHERING PLOUGH CORP
Common Stk
806605101
13,173,337
416,482
       416,482



409,282

           7,200
SEMPRA ENERGY
Common Stk
816851109
12,251,870
210,803
       210,803



206,352

           4,451
SOUTH JERSEY INDUSTRIES
Common Stk
838518108
2,630,880
75,600
         75,600



75,600

                   -
SOUTHERN CO
Common Stk
842587107
11,577,492
319,115
       319,115



313,315

           5,800
SPECTRA ENERGY CORP
Common Stk
847560109
6,029,130
246,288
       246,288



242,098

           4,190
STEAK AND SHAKE COMPANY
Common Stk
857873103
201,719
13,439
         13,439



13,439

                   -
TARGET CORP
Common Stk
87612E106
12,300,795
193,500
       193,500



190,650

           2,850
TEXAS INSTRUMENTS INC
Common Stk
882508104
9,813,438
268,200
       268,200



263,400

           4,800
TEXTRON INC
Common Stk
883203101
17,661,419
283,900
       283,900



279,500

           4,400
THE HERSHEY COMPANY
Common Stk
427866108
6,876,941
148,178
       148,178



144,430

           3,748
THE WALT DISNEY CO
Common Stk
254687106
11,640,203
338,476
       338,476



333,676

           4,800
TIDEWATER INC
Common Stk
886423102
7,953,784
126,572
       126,572



124,972

           1,600
TIME WARNER INC
Common Stk
887317105
8,965,647
488,325
       488,325



480,225

           8,100
TRAVELERS COMPANIES INC
Common Stk
89417e109
5,828,718
115,787
       115,787



113,671

           2,116
TXU CORPORATION
Common Stk
873168108
938,039
13,700
         13,700



13,700

                   -
UNITED TECHNOLOGIES CORP
Common Stk
913017109
12,322,427
153,112
       153,112



150,362

           2,750
UNITEDHEALTH GROUP
Common Stk
91324P102
8,513,510
175,790
       175,790



173,290

           2,500
US BANCORP
Common Stk
902973304
11,067,270
340,217
       340,217



335,517

           4,700
VECTREN CORPORATION
Common Stk
92240G101
10,174,422
372,826
       372,826



366,694

           6,132
VERIZON COMMUNICATIONS
Common Stk
92343V104
14,146,583
319,480
       319,480



314,762

           4,718
WACHOVIA CORPORATION
Common Stk
929903102
5,383,552
107,349
       107,349



106,949

              400
WAL MART STORES INC
Common Stk
931142103
9,223,454
211,305
       211,305



206,699

           4,606
WALGREEN CO
Common Stk
931422109
291,376
6,168
           6,168



6,168

                   -
WASHINGTON MUTUAL INC
Common Stk
939322103
8,362,538
236,832
       236,832



231,972

           4,860
WELLS FARGO & COMPANY
Common Stk
949746101
14,863,371
417,276
       417,276



408,676

           8,600
WEYERHAEUSER CO
Common Stk
962166104
11,434,245
158,150
       158,150



155,150

           3,000
WILLIAMS COS INC
Common Stk
969457100
575,614
16,900
         16,900



16,900

                   -
WINDSTREAM CORP
Common Stk
97381W104
1,020,918
72,303
         72,303



70,652

           1,651
WORTHINGTON INDUSTRIES INC
Common Stk
981811102
2,987,055
126,785
       126,785



124,085

           2,700
WYETH
Common Stk
983024100
11,967,377
268,628
       268,628



263,528

           5,100












COLUMN TOTALS


 $ 1,106,097,052
23,397,762




       23,000,294













SEC 1685 (5/91)

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